Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 24,373	€ 10,030
Cost of sales	(37,232)	(15,760)
Selling and distribution expenses	(271)	(477)
Research and development expenses	(10,786)	(104,986)
General and administrative expenses	(24,566)	(21,263)
Other operating income	33,436	16,696
Other operating expenses	(222)	(73)
Operating loss	(15,268)	(115,833)
Finance income	2,021	6,954
Finance expenses	(1,942)	(3,355)
Loss before income tax	(15,189)	(112,234)
Income tax benefit/ (expense)	96	(1,466)
Net loss for the period	(15,093)	(113,700)
Other comprehensive income (loss):
Foreign currency adjustments	(55)	(90)
Total comprehensive loss for the period	€ (15,148)	€ (113,790)
Basic loss per share	€ (0.08)	€ (0.62)
Diluted loss per share	€ (0.08)	€ (0.62)